Rule 497(d)
                                         Registration No. 33-16931
                                                         811-0972


              PROGRESSIVE CAPITAL ACCUMULATION TRUST
                           (the "Trust")


Supplement dated November 27, 2000 to Prospectus dated May 1, 2000.

Effective December 1, 2000, the Trust shall calculate its net asset value as of 4:00 p.m. Eastern Time, rather than 12:00 Noon Eastern Time, on each day on which the New York Stock Exchange is open for trading.